Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of income before income taxes
Income / (Loss)	As at December 31,	As at December 31,	As at December 31,
USD'000	2020	2019	2018
Switzerland	(15,723)	(19,179)	(11,428)
Foreign	(6,621)	(3,838)	(4,989)
Less discontinued operations	-	-	6,562
Income/(loss) before income tax	(22,344)	(23,017)	(9,855)

Income tax expense
Income taxes	As at December 31,	As at December 31,	As at December 31,
USD'000	2020	2019	2018
Switzerland	0	(42)	328
Foreign	9	13	(479)
Less discontinued operations	0	42	205
Income tax expense	9	13	53

Income taxes at the Swiss statutory rate	As at December 31,	As at December 31,	As at December 31,
USD'000	2020	2019	2018
Net income/(loss) from continuing operations before income tax	(28,898)	(23,017)	(9,855)
Statutory tax rate	14%	24%	24%
Expected income tax (expense)/recovery	4,043	5,524	2,365
Income tax (expense)/recovery	(9)	(13)	(53)
Change in valuation allowance	(631)	(2,129)	4,228
Permanent Difference	(1)	0	(9)
Change in expiration of tax loss carryforwards	(3,411)	(3,395)	(6,584)
Income tax (expense) / recovery	(9)	(13)	(53)

Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,
USD'000	2020	2019
Foreign	3	6
Deferred income tax assets/(liabilities)	3	6

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD'000	2020	2019
Stock-based compensation	1	-
Defined benefit accrual	1,089	1,100
Tax loss carry-forwards	12,655	11,264
Deferred tax liability on change in unrealized gain related to available-for-sale debt securities	(753)	-
Valuation allowance	(12,989)	(12,358)
Deferred tax assets / (liabilities)	3	6

Operating loss-carryforward
Operating loss-carryforward as of December 31, 2020
USD'000	USA	Switzerland	Spain	France	UK	Germany	India	Total
2021	-	7,139	224	860	32	-	-	8,255
2022	-	7,135	1,303	-	2	-	-	8,440
2023	-	10,150	1,337	1,121	1	-	-	12,609
2024	-	5,848	-	5,157	1	-	-	11,006
2025	-	10,778	-	7,778	-	-	361	18,917
2026	-	6,373	-	-	-	-	277	6,650
2027	-	14,097	-	-	-	-	170	14,267
2028	91	-	-	-	-	-	210	301
2029	9	-	25	-	-	-	-	34
2030	2	-	25	-	-	-	-	27
2031	54	-	75	-	-	-	-	129
2032	89	-	86	-	-	-	-	175
2033	-	-	98	-	-	-	-	98
2034	-	-	202	-	-	-	-	202
2035	247	-	112	-	-	-	-	359
2036	-	-	-	-	-	-	-	-
2037	159	-	-	-	-	-	-	159
2038	-	-	-	-	-	-	-	-
2039	221	-	-	-	-	-	-	221
2040	90	-	-	-	-	-	-	90
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
	962	61,520	3,487	14,917	36	-	1,016	81,938

Tax years subject to examination
Significant jurisdictions	Open years
Switzerland	2016 - 2020
USA	2020
France	2017 - 2020
Spain	2017 - 2020
Japan	2020
Taiwan	2019 - 2020
India	2018 - 2020
Germany	2020
UK	2018 - 2020